SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of plant and equipment depreciated on straight-line basis over the estimated useful life

Useful lives
in years
Office equipment	1–5

Schedule of right-of-use assets depreciated on straight-line basis over lease term

Lease term
in years
Offices	3 – 4

Schedule of amortization of intangible assets depreciated on straight-line basis over estimated useful lives.

Useful lives
in years
Trademarks	7-9
Customer base	15-18
Computer software	1-3
Video and audio rights	1
Development costs	5